Commitments and Contingencies (Details) - CNY (¥)		1 Months Ended	12 Months Ended
	Jun. 03, 2024	Jun. 28, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Commitments and Contingencies [Line Items]
Brokerage commission fees			¥ 174,056,644	¥ 119,765,046	¥ 84,342,916
Guangdong Zhongkang Yongdao Insurance Brokerage Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Brokerage commission fees		¥ 1,400,000
Service Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		900,000
Service Fees [Member] | Shanghai Chenxi Technology Group Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		14,200,000
Penalty [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		12,764
Penalty [Member] | Shanghai Chenxi Technology Group Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		10,883
Penalty [Member] | Guangdong Zhongkang Yongdao Insurance Brokerage Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		9,690
Attorney Fees [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses		¥ 40,000
Medical Expenses [Member]
Commitments and Contingencies [Line Items]
Legal proceedings fee and expenses	¥ 1,400,000